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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24f-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: Nomura Partners Funds, Inc. c/o State Street Bank and Trust Company 4 Copley Place 5th Floor CPH-0326 Boston, MA 02116
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):                            ☒

Fund name:

3.	Investment Company Act File Number: 811-1090
Securities Act File Number: 033-13863
4(a).	Last Day of Fiscal Year for which this Form is filed: September 30, 2012
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$38,283,649

	(ii)	Aggregate sale price of securities redeemed or repurchased during the fiscal year:	$138,023,957

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$129,227,000

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		–	$267,250,957

	(v)	Net Sales:			$–

	(vi)	Redemption credits available for use in future years:	$(228,967,308)

	(vii)	Multiplier for determining registration fee:		×	0.0001364

	(viii)	Registration Fee Due:		=	$0.00

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:                     . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:                     .

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year:
				+	$–

8.	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
				=	$–

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
		Method of Delivery:
		☐ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:		/s/ Cynthia L. Morse-Griffin
Treasurer - Cynthia L. Morse-Griffin

Date:	12/11/12

*Please print or type the name and title of the signing officer below the signature.